Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
2022	$ 847,626
2023	0
2024	580,946
2025	0
2026	0
thereafter	513,198
Total long-term debt	$ 1,941,770	$ 1,922,749